Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies.
Commitments and Contingencies

NOTE 12 — Commitments and Contingencies

From time to time, we may be subjected to claims or lawsuits which arise in the ordinary course of business, including the matters described below. Estimates for resolution of legal and other contingencies are accrued when losses are probable and reasonably estimable in accordance with ASC 450, Contingencies.

Tax Matters

From the first quarter of 2017 until October 31, 2023, the Company failed to remit U.S. federal taxes from amounts withheld from employee wages, and also failed to remit the employer portion of such taxes. In addition, during the same period, the Company did not file quarterly federal tax returns on Form 941 to report income taxes and payroll taxes withheld from employee wages. As a result, the Company has an accrued payroll tax liability on its Balance Sheets that amounted to $6.15 million and $5.42 million as of September 30, 2024 and December 31, 2023, respectively.

The Company remitted payments to IRS for the employee income taxes withheld and the employee and employer portion of the payroll taxes. The payroll taxes and income taxes withheld were remitted to IRS in full for the payroll periods from November 1, 2023 to September 30, 2024, although four pay cycles during 2024 were late.

The employee income taxes withheld and the payroll taxes prior to November 1, 2023 were not remitted to IRS yet. The failure to deposit penalty and associated interest was calculated and recorded in Balance Sheets under the caption of accrued federal tax liability, penalties and interest.

The Company is subject to a state tax lien from the State of Georgia, Gwinnett County, for the tax years 2019 to 2022, for a total lien amount of $71,486. These liens are secured by business inventory and equipment. The Company intends to settle this amount in full.

The Company is subject to a city tax lien from the City of Buford, Georgia, for the tax years 2018 and 2019, and 2022, in the amounts of $975, $9,955 and $403, respectively.

Charging Order

On August 15, 2019, the Superior Court of Fulton County Georgia issued its Order Charging Judgment Debtors (the “Charging Order”). This Charging Order pertained to Judgment Debtors ScanTech Holdings and ScanTech Security and prohibited certain related entities, including the Company, from making distributions to ScanTech Holdings or ScanTech Security.

The Charging Order specifically mandated that all distributions that would otherwise be made to or on behalf of ScanTech Holdings or ScanTech Security shall be paid to Epstein, Becker & Green, PC (“EBG”) instead of being paid to ScanTech Holdings or ScanTech Security until the Judgments are paid in full with interest. EBG was legal counsel to ScanTech Holdings and ScanTech Security, two entities that are not related parties for disclosure purposes but have common ownership with ScanTech.

Subsequent to the issuance of the Charging Order, the Company made a series of payments to third parties on behalf of ScanTech Holdings and ScanTech Security. These payments, which totaled at least $54,000, included the payment of legal fees incurred by ScanTech Holdings and ScanTech Security to defend themselves in the ongoing legal action. The Company intends to address this matter in accordance with the legal process and is taking steps to rectify the situation by working with the Court to ensure full compliance with the Charging Order.

Payments Triggerable by Business Combination

In addition to the above, the Company has certain agreements that provide for payments upon completion of a business combination transaction such as that contemplated by the Business Combination Agreement (“BCA”).

On February 4, 2020, the Company engaged Aegus Corporation (“Aegus”) as a consultant. As amended August 31, 2021 and September 28, 2022, the agreement with Aegus provides for a fee of (i) $180,000 (which has not yet been paid) and (ii) a portion of future capital raised through the efforts, introductions and/or advisory work or Aegus, provided that a merger or sale of the Company takes place on or prior to September 28, 2024. Specifically, the Company must pay $5,000 for every $1.0 million of capital raised up to $5.5 million, but not to exceed a total of 2.5%, of the total proceeds or consideration received from the merger or sale of the Company. Aegus is also entitled to 5% of any non-M&A equity or debt financing received by the Company on or prior to September 28, 2024 from investors referred by Aegus.

Pursuant to the ScanTech Operating Agreement, if the Company receives, or the debt or equity holders of the Company receive as a distribution from the Company or as proceeds relating to the sale of their interests, $20 million in proceeds or other consideration, including Unit or other securities, in respect of their equity or debt interests in the Company, whether in connection with the liquidation, sale, recapitalization, merger, initial public offering or other transaction, the distribution of profits or other proceeds or otherwise, the Company shall pay to (“York Capital) (i) 20% of all such amounts in excess of $20.0 million but less than $100.0 million, and (ii) 10% of all such amounts equal to or in excess of $100.0 million but less than $200.0 million. The Company has no payment obligation to York with respect to (i) proceeds or other consideration used solely for working capital purposes, including, without limitation, proceeds received in connection with a debt or equity investment in the Company.

On January 8, 2020, the Company entered into a consulting agreement with MG Partners, LLC (the “Consultant”). The Consultant was engaged to provide certain referral and other strategic financing consulting services for a term of one year. Thereafter, the MG Partners, LLC consulting agreement automatically renewed for subsequent six month terms, until terminated by either party. As compensation for such services, the Consultant was entitled to receive a fee for any debt or equity financing procured by MG Partners, LLC. No such amount was payable to the Consultant as of September 30, 2024 and December 31, 2023. Between 2.5% - 5.0% of the proceeds of the Business Combination may be due to the Consultant in the event of sale of the Company during the term of the agreement, and for a period of two years thereafter.

During the fourth quarter 2023, Ellenoff Grossman and Schole LLP (“EGS”), the Company’s legal counsel, agreed to receive delay payments on the service fees for services provided to the Company. As of December 31, 2023, the outstanding payment due was $256,869 and deferral service fee of $553,554. As of September 30, 2024, the outstanding payment due was $26,716 and deferral service fee of $911,717. The deferral service fees are contingent upon the Company’s ability to successfully complete the business combination. In the event that the Company is unable to complete the business combination, EGS will not be paid for the deferred services provided.

Taylor Freres Settlement Agreements

On June 18, 2024, the Company entered into a settlement and mutual release agreement with Taylor Frères Americas LLP (“TFA”). In connection with the Company’s ongoing restructuring and reorganization activities, the parties wish to settle and resolve any and all claims arising from or related to the engagement letter and the TFA’s other dealings with NACS, ScanTech, John Redmond (the controlling member of NACS and the Chairman of ScanTech) and their affiliates. Pursuance to the agreement, the Company agreed to pay to TFA a good faith deposit in the amount of $50,000, which was paid in full by July 2024.

In addition, NACS agreed to transfer the ownership of its series B units to TFA which equals to 3% of all outstanding Series B Units of the Company. In connection with this agreement, 349,871 units of series B were transferred from NACS to TFA. As of September 30, 2024, TFA owned 8% of all outstanding Series B Units as a result of the transfer.

On October 24, 2024, the Company entered into a settlement agreement with Taylor Freres to replace the expired June 18, 2024 agreement. Pursuance to the agreement, the Company agreed to make its best effort to reimburse TFGS VII Gestion LLC $222,837 for legal costs related to the settlement agreements. In addition, the Taylor Freres parties agreed to convert all of its TF ScanTech equities and liabilities into 1,445,000 shares of the combined company’s common stock at the closing of the business combination.

NOTE 14 — Commitments and Contingencies

From time to time, we may be subjected to claims or lawsuits which arise in the ordinary course of business, including the matters described below. Estimates for resolution of legal and other contingencies are accrued when losses are probable and reasonably estimable in accordance with ASC 450, Contingencies.

Tax Matters

From the first quarter of 2017 until October 31, 2023, the Company failed to remit U.S. federal taxes from amounts withheld from employee wages, and also failed to remit the employer portion of such taxes. In addition, during the same period, the Company did not file quarterly federal tax returns on Form 941 to report income taxes and payroll taxes withheld from employee wages. As a result, the Company has an accrued payroll tax liability on its Balance Sheets that amounted to $5.42 million and $4.63 million as of December 31, 2023 and 2022, respectively.

For the payroll period from November 1, 2023, to November 30, 2023, the payments on income taxes withheld and the employee and employer portion of the payroll taxes were made on December 15, 2023. The failure to deposit penalty and associated interest was calculated and recorded in Balance Sheets under the caption of accrued federal tax liability, penalties and interest.

From December 15, 2023, to December 31, 2023, the Company filed the federal tax returns on time on form 941, 943 and 944 to report income taxes withheld and payroll taxes withheld from employee wages and paid in full to IRS for the employee taxes withheld and the employer portion of the payroll taxes for the then current payroll periods.

The Company is subject to a state tax lien from the State of Georgia, Gwinnett County, for the tax years 2019 to 2022, for a total lien amount of $71,486. These liens are secured by business inventory and equipment. The Company intends to settle this amount in full.

The Company is subject to a city tax lien from the City of Buford, Georgia, for the tax years 2018 and 2019, and 2022, in the amounts of $975, $9,955 and $403, respectively.

Charging Order

On August 15, 2019, the Superior Court of Fulton County Georgia issued its Order Charging Judgment Debtors (the “Charging Order”). This Charging Order pertained to Judgment Debtors ScanTech Holdings and ScanTech Security and prohibited certain related entities, including the Company, from making distributions to ScanTech Holdings or ScanTech Security.

The Charging Order specifically mandated that all distributions that would otherwise be made to or on behalf of ScanTech Holdings or ScanTech Security shall be paid to Epstein, Becker & Green, PC (“EBG”) instead of being paid to ScanTech Holdings or ScanTech Security until the Judgments are paid in full with interest. EBG was legal counsel to ScanTech Holdings and ScanTech Security, two entities that are not related parties for disclosure purposes but have common ownership with ScanTech.

Subsequent to the issuance of the Charging Order, the Company made a series of payments to third parties on behalf of ScanTech Holdings and ScanTech Security. These payments, which totaled at least $54,000, included the payment of legal fees incurred by ScanTech Holdings and ScanTech Security to defend themselves in the ongoing legal action. The Company intends to address this matter in accordance with the legal process and is taking steps to rectify the situation by working with the Court to ensure full compliance with the Charging Order.

Payments Triggerable by Business Combination

In addition to the above, the Company has certain agreements that provide for payments upon completion of a business combination transaction such as that contemplated by the BCA.

On February 4, 2020, the Company engaged Aegus Corporation (“Aegus”) as a consultant. As amended August 31, 2021 and September 28, 2022, the agreement with Aegus provides for a fee of (i) $180,000 (which has not yet been paid) and (ii) a portion of future capital raised through the efforts, introductions and/or advisory work or Aegus, provided that a merger or sale of the Company takes place on or prior to September 28, 2024. Specifically, the Company must pay $5,000 for every $1.0 million of capital raised up to $5.5 million, but not to exceed a total of 2.5%, of the total proceeds or consideration received from the merger or sale of the Company. Aegus is also entitled to 5% of any non-M&A equity or debt financing received by the Company on or prior to September 28, 2024 from investors referred by Aegus.

Pursuant to the ScanTech Operating Agreement, if the Company receives, or the debt or equity holders of the Company receive as a distribution from the Company or as proceeds relating to the sale of their interests, $20 million in proceeds or other consideration, including stock or other securities, in respect of their equity or debt interests in the Company, whether in connection with the liquidation, sale, recapitalization, merger, initial public offering or other transaction, the distribution of profits or other proceeds or otherwise, the Company shall pay to York Capital (“York Capital”) (i) 20% of all such amounts in excess of $20.0 million but less than $100.0 million, and (ii) 10% of all such amounts equal to or in excess of $100.0 million but less than $200.0 million. The Company has no payment obligation to York with respect to (i) proceeds or other consideration used solely for working capital purposes, including, without limitation, proceeds received in connection with a debt or equity investment in the Company.

On January 8, 2020, the Company entered into a consulting agreement with MG Partners, LLC (the “Consultant”). The Consultant was engaged to provide certain referral and other strategic financing consulting services for a term of one year. Thereafter, the MG Partners, LLC consulting agreement automatically renewed for subsequent six month terms, until terminated by either party. As compensation for such services, the Consultant was entitled to receive a fee for any debt or equity financing procured by MG Partners, LLC. No such amount was payable to the Consultant as of December 31, 2023 or 2022. Between 2.5% – 5.0% of the proceeds of the Business Combination may be due to the Consultant in the event of sale of the Company during the term of the agreement, and for a period of two years thereafter.

During the fourth quarter 2023, Ellenoff Grossman and Schole LLP (“EGS”), the Company’s legal counsel, agreed to receive delay payments on the service fees for services provided to the Company. As of December 31, 2023, the outstanding payment due was $256,869 and deferral service fee of $553, 554. The fees are contingent upon the Company’s ability to successfully complete the business combination. In the event that the Company is unable to complete the business combination, EGS will not be paid for the services provided.